Consolidated statements of changes in equity - EUR (€) € in Thousands	Share capital	Share premium	Retained earnings	Other reserves	Total	Non-controlling interests	Total equity	Total
At beginning of the period at Dec. 31, 2019	€ 3,066	€ 138,090	€ (272)	€ (1,378)	€ 139,506	€ 3,276	€ 142,782
Net profit (loss) for the year			(7,045)		(7,045)	(148)	(7,193)	€ (7,193)
Total comprehensive income (loss)			(7,045)	(4,772)	(11,817)	(1,063)	(12,880)	(12,880)
Capital increase through conversion of convertible bonds	1,000				1,000		1,000
Capital increase through exercise of warrants	30	3,082			3,112		3,112
Acquisition NCI Engimplan				1,279	1,279	(2,213)	(934)
Equity-settled share-based payment expense		103			103		103
At end of the period at Dec. 31, 2020	4,096	141,274	(7,316)	(4,871)	133,183		133,183	133,183
Other comprehensive income (loss)				(4,772)	(4,772)	(915)	(5,687)
Net profit (loss) for the year			13,154		13,154	(9)	13,145	13,145
Total comprehensive income (loss)			13,154	(1,878)	11,276	(9)	11,267	11,267
Capital increase through public offering	371	90,235	(4,873)		85,733		85,733
Capital increase through exercise of warrants	22	2,322			2,344		2,344
Incorporation NCI Tianjin Zhenyuan Materialise Medical Technology Ltd						10	10
Equity-settled share-based payment expense		41			41		41
At end of the period at Dec. 31, 2021	4,489	233,872	965	(6,749)	232,577	1	232,578	232,578
Other comprehensive income (loss)				(1,878)	(1,878)		(1,878)
Net profit (loss) for the year			(2,123)		(2,123)	(29)	(2,153)	(2,153)
Total comprehensive income (loss)			(2,123)	(1,519)	(3,642)	(29)	(3,672)	(3,672)
Capital increase through conversion of convertible bonds	(2)	22			20		20
At end of the period at Dec. 31, 2022	€ 4,487	€ 233,895	€ (1,158)	(8,268)	228,955	€ (28)	228,928	€ 228,928
Other comprehensive income (loss)				€ (1,519)	€ (1,519)		€ (1,519)